Share Capital - Summary of Share Capital (Detail) $ in Thousands	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 USD ($) shares
Disclosure of classes of share capital [abstract]
Number of shares, Authorized: As of January 1, 2016, December 31, 2016 and 2017 of US$0.0001 each	500,000,000	500,000,000	500,000,000	500,000,000
Number of shares, Issued at nominal value: As of January 1, 2016, December 31, 2016 and 2017 of US$0.0001 each	206,500,000	206,500,000	206,500,000	206,500,000
Amount, Authorized: As of January 1, 2016, December 31, 2016 and 2017 of US$0.0001 each | ¥	¥ 340,000		¥ 340,000
Amount, Issued at nominal value: As of January 1, 2016, December 31, 2016 and 2017	¥ 136,000	$ 21	¥ 136,000	$ 21